OPERATING SEGMENTS (Schedule of Revenues and Operating Loss by Segments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 1,747	$ 3,381	$ 6,540
Operating loss	(19,989)	(21,947)	(21,089)
Net financing income (expenses)	(793)	1,120	1,533
Loss before taxes on income	(20,782)	(20,827)	(19,556)
Evogene [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	1,641	3,247	6,540
Operating loss	(18,473)	(21,430)	(20,168)
Evofuel [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	106	134
Operating loss	(453)	(313)	(921)
Biomica [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues
Operating loss	(1,063)	(204)
Adjustments [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues
Operating loss